Operating expenses	6 Months Ended
Jun. 30, 2022
Operating expenses
Operating expenses

5. Operating expenses

	Half year ended
	30 June	30 June
	2022	2021
Continuing operations	£m	£m

Salaries	1,103	1,172
Bonus awards	195	142
Temporary and contract costs	116	114
Social security costs	163	150
Pension costs	184	177
- defined benefit schemes	108	110
- defined contribution schemes	76	67
Other	47	125
Staff costs	1,808	1,880
Premises and equipment	534	502
Depreciation and amortisation	413	414
Other administrative expenses	898	703
Administrative expenses	1,845	1,619
Operating expenses	3,653	3,499